Non-financial assets and liabilities - Additional information, Inventories and other current assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Inventories, gross	$ 29,900	$ 23,800
Inventories, obsolete stock	1,800	1,600
Inventory	28,111	22,246
Cost of inventories recognised as expense during period	10,541	1,193	$ 0
Inventory costs wrote off	$ 200	$ 400